Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our policies and practices regarding the granting of equity awards are carefully designed to ensure compliance with applicable securities laws and to maintain the integrity of our executive compensation program. The Compensation Committee is responsible for the timing and terms of equity awards to executives and other eligible employees and for reviewing, and recommending to the Board for approval, all director compensation.

The timing of equity award grants is determined with consideration to a variety of factors, including but not limited to, the achievement of pre-established performance targets, market conditions and internal milestones. We may also grant equity awards to individuals upon hire, determined on a case-by-case basis. The Company does not follow a predetermined schedule for the granting of equity awards; instead, each grant is considered on a case-by-case basis to align with the Company’s strategic objectives and to ensure the competitiveness of our compensation packages, provided that the Company grants its non-employee directors stock options annually pursuant to our non-employee director compensation policy adopted in May 2024 (see “— Director Compensation” for more information).

In determining the timing and terms of an equity award, the Board or the Compensation Committee may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations. The Board’s or the Compensation Committee’s procedures to prevent the improper use of material nonpublic information in connection with the granting of equity awards include oversight by legal counsel and, where appropriate, delaying the grant of equity awards until the public disclosure of such material nonpublic information.

The Company is committed to maintaining transparency in its executive compensation practices and to making equity awards in a manner that is not influenced by the timing of the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company regularly reviews its policies and practices related to equity awards to ensure they meet the evolving standards of corporate governance and continue to serve the best interests of the Company and its shareholders.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

In determining the timing and terms of an equity award, the Board or the Compensation Committee may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations. The Board’s or the Compensation Committee’s procedures to prevent the improper use of material nonpublic information in connection with the granting of equity awards include oversight by legal counsel and, where appropriate, delaying the grant of equity awards until the public disclosure of such material nonpublic information.

The Company is committed to maintaining transparency in its executive compensation practices and to making equity awards in a manner that is not influenced by the timing of the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company regularly reviews its policies and practices related to equity awards to ensure they meet the evolving standards of corporate governance and continue to serve the best interests of the Company and its shareholders.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table presents information regarding stock options issued to the Named Executive Officers during the year ended December 31, 2024 during any period beginning four business days before the filing of a periodic report on Form 10-K or Form 10-Q, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a Form 8-K disclosing a new material option award) and ending one business day after the filing or furnishing of such report with the SEC. On June 12, 2024, the Company granted options to the Named Executive Officers. On June 14, 2024, the Company filed a current report on Form 8-K disclosing material non-public information.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award

Percentage change in the
closing market price of
the securities underlying
the award between
the trading day ending
immediately prior to the
disclosure of material
nonpublic information and
the trading day beginning
immediately following
the disclosure of material
nonpublic information

Scott Pomeroy	6/12/24	11,250	$117.50	$1,051,875	0%
Brooke Turk	6/12/24	6,563	$117.50	$613,594	0%
Soumya Das	6/12/24	3,900	$117.50	$364,650	0%

Scott Pomeroy [Member]
Awards Close in Time to MNPI Disclosures
Name	Scott Pomeroy
Underlying Securities	11,250
Exercise Price | $ / shares	$ 117.5
Fair Value as of Grant Date | $	$ 1,051,875
Underlying Security Market Price Change	0
Brooke Turk [Member]
Awards Close in Time to MNPI Disclosures
Name	Brooke Turk
Underlying Securities	6,563
Exercise Price | $ / shares	$ 117.5
Fair Value as of Grant Date | $	$ 613,594
Underlying Security Market Price Change	0
Soumya Das [Member]
Awards Close in Time to MNPI Disclosures
Name	Soumya Das
Underlying Securities	3,900
Exercise Price | $ / shares	$ 117.5
Fair Value as of Grant Date | $	$ 364,650
Underlying Security Market Price Change	0